Richard J. Coyle Partner	Chapman and Cutler LLP 320 South Canal Street Chicago, Illinois 60606 T 312.845.3724 rcoyle@chapman.com

May 1, 2026

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bitwise Funds Trust
(Registration Nos. 333-264900; 811-23801)

Ladies and Gentlemen:

On behalf of Bitwise Funds Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) for the Registrant for Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF, Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF, Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF, Bitwise Web3 ETF, Bitwise COIN Option Income Strategy ETF, Bitwise CRCL Option Income Strategy ETF, Bitwise Ethereum Option Income Strategy ETF, Bitwise GME Option Income Strategy ETF, Bitwise MARA Option Income Strategy ETF, Bitwise MSTR Option Income Strategy ETF, Bitwise Bitcoin Standard Corporations ETF, Bitwise Crypto Industry Innovators ETF, Bitwise Bitcoin Option Income Strategy ETF and Bitwise BITQ Option Income Strategy ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 54 was filed electronically with the Securities and Exchange Commission on April 30, 2026.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3724.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Richard Coyle
Richard Coyle

Enclosures